Average Annual Total Returns - Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares 1 Year	Direxion Daily CSI 300 China A Share Bull 2X Shares 5 Years	Direxion Daily CSI 300 China A Share Bull 2X Shares Since Inception	Direxion Daily CSI 300 China A Share Bull 2X Shares Inception Date	Direxion Daily CSI 300 China A Share Bull 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily CSI 300 China A Share Bull 2X Shares Return After Taxes on Distributions 5 Years	Direxion Daily CSI 300 China A Share Bull 2X Shares Return After Taxes on Distributions Since Inception	Direxion Daily CSI 300 China A Share Bull 2X Shares Return After Taxes on Distributions Inception Date	Direxion Daily CSI 300 China A Share Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily CSI 300 China A Share Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily CSI 300 China A Share Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily CSI 300 China A Share Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	CSI 300 Index (reflects no deduction for fees, expenses or taxes) 1 Year	CSI 300 Index (reflects no deduction for fees, expenses or taxes) 5 Years	CSI 300 Index (reflects no deduction for fees, expenses or taxes) Since Inception	CSI 300 Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	71.70%	12.92%	1.07%	Apr. 16, 2015	71.65%	12.81%	0.98%	Apr. 16, 2015	42.45%	10.29%	0.77%	Apr. 16, 2015	38.26%	8.87%	4.14%	Apr. 16, 2015	18.40%	15.22%	12.90%	Apr. 16, 2015